Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Dividend Opportunity Fund - Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Dividend Opportunity Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Dividend Opportunity Fund - Class A | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund - Class A | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class A | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class A | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Class A | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Class A | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Dividend Opportunity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Opportunity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Dividend Opportunity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Dividend Opportunity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Dividend Opportunity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Dividend Opportunity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Opportunity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Opportunity Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Columbia Dividend Opportunity Fund - Class A | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund - Class A | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Dividend Opportunity Fund - Class C | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Dividend Opportunity Fund - Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Dividend Opportunity Fund - Class C | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund - Class C | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class C | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class C | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class C | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Class C | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Class C | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Class C | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Dividend Opportunity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Opportunity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Dividend Opportunity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Dividend Opportunity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Dividend Opportunity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Dividend Opportunity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Opportunity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Opportunity Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Columbia Dividend Opportunity Fund - Class C | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund - Class C | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Dividend Opportunity Fund - Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Dividend Opportunity Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Dividend Opportunity Fund - Institutional Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund - Institutional Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Institutional Class | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Institutional Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Institutional Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Institutional Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Institutional Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Institutional Class | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Dividend Opportunity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Opportunity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Dividend Opportunity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Dividend Opportunity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Dividend Opportunity Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Dividend Opportunity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Opportunity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Opportunity Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Columbia Dividend Opportunity Fund - Institutional Class | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund - Institutional Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Dividend Opportunity Fund - Institutional 2 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Dividend Opportunity Fund - Institutional 2 Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Institutional 2 Class | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Dividend Opportunity Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Dividend Opportunity Fund - Institutional 3 Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Institutional 3 Class | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Dividend Opportunity Fund - Class R | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Dividend Opportunity Fund - Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Dividend Opportunity Fund - Class R | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund - Class R | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class R | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class R | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class R | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Class R | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Class R | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Class R | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Dividend Opportunity Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Opportunity Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Dividend Opportunity Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Dividend Opportunity Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Dividend Opportunity Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Dividend Opportunity Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Opportunity Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Opportunity Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Columbia Dividend Opportunity Fund - Class R | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund - Class R | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Dividend Opportunity Fund - Class S | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Dividend Opportunity Fund - Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Dividend Opportunity Fund - Class S | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund - Class S | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class S | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class S | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class S | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Class S | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Class S | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Class S | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Dividend Opportunity Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Opportunity Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Dividend Opportunity Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Dividend Opportunity Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Dividend Opportunity Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Dividend Opportunity Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Opportunity Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Opportunity Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Columbia Dividend Opportunity Fund - Class S | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund - Class S | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%